Financial result and exchange gains (losses)	12 Months Ended
Dec. 31, 2023
Financial result and exchange gains/(losses)
Financial result and exchange gains/(losses)
23.	Financial result and exchange gains/(losses)

	Year Ended
	December 31,
(in thousands of $)	2023	2022	2021
Interest income	$92,962	$24,741	$3,489
Net gain on cash equivalents & current financial assets held at fair value through profit or loss and cash equivalents	14,424	2,924	144
Financial income	$107,386	$27,665	$3,633

Net loss on cash equivalents & current financial assets held at fair value through profit or loss and cash equivalents	$(2)	$(1,713)	$(3,482)
Other financial expense	(904)	(2,193)	(1,096)
Financial expense	$(906)	$(3,906)	$(4,578)

Realized exchange gains/(losses)	$29	$(3,743)	$15
Unrealized exchange gains/(losses)	14,044	(28,989)	(50,068)
Exchange gains/(losses)	$14,073	$(32,732)	$(50,053)

The exchange gains of $14.1 million for the year ended December 31, 2023 were primarily attributable to unrealized exchange rate gains on the cash and cash equivalents and current financial assets position in EUR due to the fluctuation of the EUR/USD exchange rate over the period.